Other liabilities and provisions (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended
	Apr. 30, 2022	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Other liabilities [Line Items]
Decrease in other liabilities and provisions		€ 1,373
Costs related to the restructuring		€ 1,259
Legal proceedings provision
Disclosure of Other liabilities [Line Items]
Percentage of arbitration tribunal awarded	65.00%
Percentage of arbitration tribunal awarded rejected part	35.00%
Cost of sales			€ 17,000